PARTY-IN-INTEREST (Details) - EBP 001 - Marriott International, Inc. common stock - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held (in shares)	12,906	13,341
Dividend income	$ 35,819
Net asset value per share (in dollars per share)	$ 310.24	$ 278.94
Investment acquired, number of shares (in shares)	1,486
Investment acquired	$ 392,464
Investment sold, number of shares (in shares)	1,921
Investment sold	$ 532,831